Business Combination, Acquisition Of NVG - Consideration transferred reconciliation (Details) - Nautical Ventures	Jun. 20, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Net identifiable assets (liabilities)	$ (4,201,395)
Goodwill arising on acquisition	15,082,026
Total consideration	$ 10,880,631